Document and Entity Information	May 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-35280
Entity Registrant Name	Vericel Corp
Entity Central Index Key	0000887359
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	94-3096597
Entity Address, Address Line One	25 Blue Sky Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	617
Local Phone Number	588-5555
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	VCEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false